Share-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($)		6 Months Ended		12 Months Ended
	Apr. 14, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 23, 2017
Options
Beginning Balance		373,740	378,440	378,440
Forfeited during the period				4,700
Vested	(197,055)		(197,055)
Ending Balance			176,685	373,740	378,440
Weighted-Average Exercise Price
Beginning Balance		$ 21.54	$ 21.52	$ 21.52
Forfeited				20.09
Vested		24.29
Ending Balance		$ 18.47		$ 21.54	$ 21.52
Weighted-Average Remaining Contractual Term (years)
Beginning Balance		7 years 8 months 2 days		7 years 8 months 12 days	8 years 8 months 16 days
Aggregate Intrinsic Value		$ 0		$ 0		$ 0